SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease, Remainder	$ 60,863
Finance lease, Reminder	224,252
Operating lease, Year 1	121,726	$ 121,726
Finance lease, Year 1	448,505	448,505
Operating lease, Year 2	121,726	121,726
Finance lease, Year 2	270,395	448,505
Operating lease, Year 3		121,726
Finance lease, Year 3		270,395
Operating lease, Year 3 and thereafter	71,007
Finance lease, Year 3 and thereafter	202,970
Operating lease, Year 4 and thereafter		71,007
Finance lease, Year 4 and thereafter		202,970
Operating lease, Total undiscounted cash flows	375,322	436,185
Finance lease, Total undiscounted cash flows	1,146,122	1,370,375
Operating lease, Less discounting	(44,015)	(58,476)
Finance lease, Less discounting	(124,297)	(169,445)
Operating lease, Present value of lease liabilities	331,307	377,709
Finance lease, Present value of lease liabilities	$ 1,021,825	$ 1,200,930